SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Operating leases cost excluding short-term rental expense	$ 36,150	$ 31,725	$ 40,466
Short-term rental expense	66,294	2,284	506
Total	$ 102,444	$ 34,009	$ 40,972